Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

HV-3574 - PremierSolutions Standard
HV-4899 - PremierSolutions New Jersey Institutions of Higher Education
HV-5244 - PremierSolutions Standard (Series II)
HV-5776 - PremierSolutions Cornerstone
HV-5795 - PremierSolutions Standard (Series A)
HV-6779 - PremierSolutions Standard (Series A-II)

Supplement dated September 5, 2025 to Prospectuses dated May 1, 2025

This supplement is regarding the following funds, as applicable, in the above-referenced product prospectuses:

MassMutual Select T. Rowe Price Retirement 2005 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2010 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2015 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2020 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2025 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2030 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2035 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2040 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2045 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2050 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2055 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2060 Fund – Class M3
MassMutual Select T. Rowe Price Retirement 2065 Fund – Class M3
MassMutual Select T. Rowe Price Retirement Balanced Fund – Class M3
MassMutual Disciplined Growth Fund - Class R4
MassMutual International Equity Fund - Class R4
MassMutual Small Company Value Fund - Class R4

As described in respective prospectus supplements for each of the above MassMutual funds, each fund noted above will be liquidating effective September 12, 2025.

You should choose a new subaccount to invest your account value in PRIOR to the liquidation date of September 12, 2025. There are no penalties or restrictions applied to this transfer.

If you are invested in one of the above funds and do not transfer your account value out of the fund(s) you are invested in—or your Plan does not transfer you to a new investment, if applicable—your shares will be sold on September 12, 2025 at that day’s price and we will purchase shares of the American Century U.S. Government Money Market Fund - Class A on your behalf. You may transfer out of the American Century U.S. Government Money Market Fund.

If you would like a second copy of any of the above-referenced product prospectuses, or any of the fund prospectuses, or if you would like to complete a transfer or request a transfer form, please call 1-844-804-8989.

Please read this Supplement carefully and retain it for future reference.
2025-PROSUPP-11